Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Preferred Stock [Member] Series B Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Exchange Of Series B To Series E Non-Cumulative Perpetual Convertible Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series C Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Exchange of Series C Non-Cumulative Perpetual Preferred Stock Exchanged for Series E Non-Cumulative Perpetual Convertible Preferred Stock [Member]Preferred	Dec. 31, 2010 Preferred Stock [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Dec. 31, 2012 Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]
Common cash dividends per share (in Dollars per share)	$ 0.08
Shares of Preferred Stock redeemed		268		300				10,223		38,237				521,888
Shares of preferred stock issued			13,400		7,500	4,100			40,090
Shares of common stock issued in conjunction with the Series A Subordinated Notes							54,000
Shares of common stock issued as a result of stock purchased under the Employee Stock Purchase Plan											31,554	36,174	28,907
Shares of common stock issued as a result of stock options exercised	36,459											36,459	5,754
Shares of common stock exchanged											(576)		(367)
Accelerated discount accretion on cumulative preferred stock (in Dollars)	$ 1,252,895
Shares of common stock exchanged											(611)	(2,550)
Proceeds from issuance of shares of common stock as a result of stock options exercised											17,876